Expense Example - Aegis Value Fund - Class I	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 138
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	743
Expense Example, with Redemption, 10 Years	$ 1,631